Exhibit 99.1

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

Collection Period Beginning	11/01/2021
Collection Period End	11/30/2021
Previous Payment Date	11/22/2021
Payment Date	12/20/2021
Days in Collection Period	30
Days in Interest Period	28
Group Status at End of Previous Payment Date	Revolving

I. Reconciliation of Pool Balance and Pool Information

Beginning of Collection Period Pool Balance	$6,951,652,519.88

LESS: Collections (including prepayments, credit and upgrade payments)	$345,391,776.90
LESS: Reconveyance Amount	$19,040,192.50
LESS: Written-Off Receivables	$6,487,328.27
ADD: addition of Receivables	$1,011,700,020.55
LESS: Redesignated Receivables (Outgoing) / transferred out	$167,610,135.67
ADD: Redesignated Receivables (Incoming)	$0.00

End of Collection Period Pool Balance	$7,424,823,107.09
Consumer Pool Balance	$6,698,866,643.16
Business Pool Balance	$725,956,463.93

II. Group One Available Funds

Available Funds - Sources
+ Collections	$316,274,872.36
+ Prepayments	$20,086,379.83
+ Reconveyance Amounts	$17,737,495.13
+ Credit Payments	$6,357,286.93
+ Upgrade Prepayments	$2,673,237.78
+ Parent Support Provider Payments	$0.00
+ Excess sale proceeds	$157,025,029.56
- Receivables purchased from Depositor	$0.00
+ Available Subordinated Amounts	$0.00

Total Group Sources of Funds	$520,154,301.59

III. Note Balances and Required Overcollateralization
				Initial Note Balance	Beginning Note Balance	Ending Note Balance	Target OC	Series Invested Amount
	Overcollateralization Percentage	Revolving Period Ended?	Note Bal at End of Revolv Per	A1	A2	A	B	=A+B
2021-1	10.50	FALSE	N/A	$1,700,000,000.00	$1,700,000,000.00	$1,700,000,000.00	$199,441,340.78	$1,899,441,340.78
2021-2	10.00	FALSE	N/A	$1,400,000,000.00	$0.00	$1,400,000,000.00	$155,555,555.56	$1,555,555,555.56

Total				$3,100,000,000.00	$1,700,000,000.00	$3,100,000,000.00	$354,996,896.34	$3,454,996,896.34

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

IV. Financing Adjustment Dates and Series Invested Amounts (C)

Financing Adjustment Dates
	11/1/2021	11/4/2021	11/30/2021
Time weight (days in Collection Period)	3	26	1
2021-1	$1,899,441,340.78	$1,899,441,340.78	$1,899,441,340.78
2021-2	$0.00	$1,555,555,555.56	$1,555,555,555.56

Total	$1,899,441,340.78	$3,454,996,896.34	$3,454,996,896.34

V. Discounted Series Invested Amounts

Pool Balances on Financing Adjustment Dates (D)

	11/1/2021	11/4/2021	11/30/2021	Time Wgt Avg
2021-1	$6,951,652,519.88	$6,900,430,573.62	$7,424,823,107.09	$6,923,032,519.36
2021-2	$0.00	$6,900,430,573.62	$7,424,823,107.09	$6,919,852,519.30

Present values of remaining unpaid payments (E)

	Discount Rate	11/1/2021	11/4/2021	11/30/2021
2021-1	6.30%	$6,545,214,277.39	$6,499,002,152.24	$6,992,384,678.94
2021-2	6.80%	$0.00	$6,468,634,326.87	$6,959,678,440.52

Discounted Series Invested Amounts (F = C * (D/E))
		11/1/2021	11/4/2021	11/30/2021
2021-1		$2,017,396,648.04	$2,016,769,832.40	$2,016,902,793.29
2021-2		$0.00	$1,659,388,888.89	$1,659,513,333.34

Total		$2,017,396,648.04	$3,676,158,721.29	$3,676,416,126.63

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

VI. Series Incremental Required Invested Amount Series Share (G)

	11/1/2021	11/4/2021	11/30/2021

2021-1	29.02%	29.23%	27.16%
2021-2	0.00%	24.05%	22.35%

Ineligible Amounts (H)

	11/1/2021	11/4/2021	11/30/2021
2021-1	$0.00	$0.00	$0.00
2021-2	$0.00	$0.00	$0.00

Excess Concentration Amounts (I)

	11/1/2021	11/4/2021	11/30/2021
2021-1	$111,816,969.59	$93,112,246.66	$63,641,998.67
2021-2	$0.00	$93,112,246.66	$63,641,998.67

Series Incremental Required Invested Amount (J = G * (H + I))

	11/1/2021	11/4/2021	11/30/2021
2021-1	$32,449,284.58	$27,216,709.70	$17,285,166.84
2021-2	$0.00	$22,393,495.32	$14,223,986.70

VII. Adjusted Series Invested Amounts & Allocation (K = F + J)

	11/1/2021	11/4/2021	11/30/2021	Time Wgt Avg

2021-1	$2,049,845,932.62	$2,043,986,542.10	$2,034,187,960.13	$2,044,245,861.75

2021-2	$0.00	$1,681,782,384.21	$1,673,737,320.04	$1,681,484,418.87

Series Allocation % (L = K / (Greater of (i) D OR (ii) Sum of K))

2021-1				29.53%

2021-2				24.30%

Transferor’s Percentage				46.17%

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

Series Allocated Pool Balance (M = L * E)
2021-1	$2,064,724,633.53

2021-2	$1,691,162,190.88

Transferor’s Interest	$3,428,218,281.82

VIII. Principal Funding Account(s)

Aggregate beginning Principal Funding Account Limit	$850,000,000.00
Aggregate ending Principal Funding Account Limit	$1,550,000,000.00
Aggregate beginning of period Principal Funding Account Balance	$0.00
Add: Aggregate deposit(s) to Principal Funding Account(s)	$0.00
Aggregate end of period Principal Funding Account	$0.00
Group One Required Pool Balance (Sum of all Adjusted Series Invested Amounts less Min of (i) Sum of Series PFA Accounts or (ii) Sum of Series PFA Limits)	$3,707,925,280.17
Pool Balance Deficit (Max(0, Required Pool Balance - Pool Balance))	$0.00

IX. Group One Available Funds allocation to Series

Allocation
2021-1	$153,592,150.47
2021-2	$126,394,530.41
Transferor’s Allocation	$240,167,620.72

Total	$520,154,301.59

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

X. Write Offs and Delinquent Receivables

	Number of Receivables	Principal Balance Written Off	% of Beginning of Period Pool Balance
Receivables Written Off in Current Collection Period	9,802	$6,487,328.27	0.09%

	Number of Receivables	Delinquent Principal Balances	% of End of Period Pool Balance
Delinquent Receivables:
1 - 30 Days Delinquent	1,039,355	$728,044,329.63	9.81%
31 - 60 Days Delinquent	76,428	$52,274,412.13	0.70%
61 - 90 Days Delinquent	19,331	$12,889,326.31	0.17%
91 - 120 Days Delinquent	13,501	$8,985,765.55	0.12%
Over 120 Days Delinquent	9,744	$6,903,822.86	0.09%

Total Delinquent Receivables at the End of Period	1,158,359	$809,097,656.48	10.90%

Ratio of aggregate Principal Balance of Written-Off Receivables to the beginning of Collection Period Pool Balance
Second Preceding Collection Period			0.07%
Proceeding Collection Period			0.10%
Current Collection Period			0.09%
Sum of the three above multiplied by four			1.04%

Ratio of aggregate Principal Balance of Receivables 91+ days delinquent to the end of Collection Period Pool Balance
Second Preceding Collection Period			0.20%
Proceeding Collection Period			0.19%
Current Collection Period			0.21%
Three Month Average			0.20%

Asset Representations Review
Aggregate Principal Balance of 60-Day Delinquent Receivables as a Percentage of the Aggregate Balance of Receivables as of the end of the Collection Period			0.42%
Delinquency Trigger			5.00%

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

XI. Pool characteristics as of end of Collection Period

		Prior to Purchase	With Purchase
Number of Receivables		10,391,716	11,501,584
Pool Balance		$6,580,733,222.21	$7,424,823,107.09
Average Monthly Payment		$31.92	$31.54
Average Principal Balance		$633.27	$645.55
Weighted Average Remaining Term (in months)		20.9	21.7

Customer Tenure
	0-12 Months	14.65%	14.67%
	7-24 Months	8.17%	8.09%
	60+ Months	60.59%	60.75%

Geographic Concentration
	Largest state	CA / 10.75%	CA / 10.67%
	2nd Largest State	TX / 6.20%	TX / 6.10%
	3rd Largest State	FL / 6.12%	FL / 6.04%
Weighted Average FICO		712	713

XII. Upgrades

	Current Period	To Date
Number of Receivables Upgraded	4,883	14,667
Principal Balance of Receivables Upgraded	$2,673,237.78	$8,297,992.57
Upgrade payments	$727,916.56	$2,066,541.80
Failure by Marketing Agent to Make Upgrade Payments	No	No

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

On and as of the Payment Date to which this Monthly Investor Report related, the Servicer hereby certifies that the information in the Monthly Investor Report is accurate in all material respects.

Cellco Partnership, as Servicer
Dated: December 9, 2021

By:	/s/ Kee Chan Sin
Name: Kee Chan Sin
Title: Vice President and Assistant Treasurer

1

As of the date of this Monthly Investor Report for purposes of any references to the term “delinquent” contained herein, the Servicer considers an account to be delinquent if there are unpaid charges remaining on the account on the day after the bill’s due date and calculates delinquency assuming a due date is 22 or 30 days after the end of the monthly bill cycle for consumer customers and business customers, respectively.